Accounting Policies - (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of significant accounting policies [Abstract]
Schedule of impact on Equity attributable to owners of Rio Tinto on the adoption of IFRS 16 and IFRIC 23
The carrying amounts and fair values of all of the Group’s financial instruments which are not carried at an amount which approximates their fair value at 30 June 2019 and 31 December 2018 are shown in the following table. The fair values of the Group's cash and loans to equity accounted units approximate their carrying values as a result of their short maturity or because they carry floating rates of interest.

	30 June 2019(a)		31 December 2018
	Carrying value US$m	Fair value US$m	Carrying value US$m	Fair value US$m
Short term borrowings	(842)	(846)	(312)	(312)
Medium-term and long-term borrowings	(12,123)	(13,864)	(12,440)	(13,554)
The impact on Equity attributable to owners of Rio Tinto as at 1 January 2019 from the adoption of IFRS 16 and IFRIC 23 is as follows:

US$m
Equity attributable to owners of Rio Tinto at 31 December 2018	43,686
IFRS 16 net impact from recognising lease liabilities, right-of-use-assets and other items after tax	(69)
IFRIC 23 recognition of provisions for uncertain tax position on a weighted average basis	(44)
Restated equity attributable to owners of Rio Tinto as at 1 January 2019	43,573

Leases

US$m
Operating lease commitments reported as at 31 December 2018 under IAS 17	1,717
Exclude/deduct
Leases expiring in 12 months or fewer	(130)
Committed leases not commenced (undiscounted)	(133)
Components excluded from the lease liability (undiscounted)	(169)
Include/add
Cost of reasonably certain extensions (undiscounted)	324
Other	103
Sub total	1,712
Effect of discounting on payments included in the calculation of the lease liability (excluding finance lease balances)	(420)
Lease liability opening balance reported as at 1 January 2019 under IFRS 16	1,292

IFRS16 Impact

	US$m	Included within
Income statement
Depreciation and amortisation	(114)	Net operating costs

Cash flow statement
Lease principal payments	(136)	Cash flows from financing activities
Lease interest paid	(24)	Net interest paid

Balance sheet
Right of use assets:
- carrying value	961	Property, plant and equipment

Lease liabilities:
- current	(260)	Borrowings and other financial liabilities
- non-current	(939)